PROPERTY, PLANT AND EQUIPMENT (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Depreciation expense		$ 20,368,431	$ 19,279,243	$ 20,014,581
Property, Plant and Equipment, Net		202,625,663	226,799,680
Proceeds from Sale of Property, Plant, and Equipment		$ 1,769,693	$ 1,171,638	$ 0
Third Party Company [Member]
Property, Plant and Equipment [Line Items]
Agreed Purchase Price for Property,Plant and Equipments	$ 1,050,000
Property, Plant and Equipment, Net	1,020,000
Proceeds from Sale of Property, Plant, and Equipment	$ 1,050,000